Capital and Reserves - Summary Of Authorized Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Aug. 31, 2024
Disclosure of authorized capital [line item]
Total Shares	459,770,000		459,770,000
Par value per share	€ 0.25	€ 0.37		€ 1.24
Authorized share capital amount	€ 108,000		€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	409,770,000		409,770,000
Par value per share	€ 0.12		€ 0.12
Authorized share capital amount	€ 49,172		€ 49,172
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	40,230,000		40,230,000
Par value per share	€ 1.2		€ 1.2
Authorized share capital amount	€ 48,276		€ 48,276
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares	9,770,000		9,770,000
Par value per share	€ 1.08		€ 1.08
Authorized share capital amount	€ 10,552		€ 10,552